Significant Accounting Policies (Detail)	Dec. 31, 2016
Gravity Interactive, Inc.
Subsidiary or Equity Method Investee
Percentage of Ownership	100.00%
Gravity Entertainment Corporation
Subsidiary or Equity Method Investee
Percentage of Ownership	100.00%
NeoCyon, Inc.
Subsidiary or Equity Method Investee
Percentage of Ownership	96.11%
Gravity Games Corporation
Subsidiary or Equity Method Investee
Percentage of Ownership	85.50%